Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Income statement and balance sheet position for operating segments

	2024
	Financial services	Software	Non allocated

Total revenue and income	11,689,278	1,562,682	5,494

Cost of services	(2,721,356)	(667,755)	(16)
Administrative expenses	(710,917)	(280,598)	(2,561)
Selling expenses	(1,763,161)	(341,160)	(1,154)
Financial expenses, net	(3,640,533)	(35,300)	(74)
Other income (expenses), net	(340,863)	(21,301)	—
Total adjusted expenses	(9,176,830)	(1,346,114)	(3,805)

Loss on investment in associates	—	(80)	479
Adjusted profit before income taxes	2,512,448	216,488	2,168

Income taxes and social contributions	(492,474)	(38,154)	(428)
Adjusted net income for the year	2,019,974	178,334	1,740

	2023
	Financial Services	Software	Non allocated

Total revenue and income	10,495,422	1,492,206	67,375

Cost of services	(2,309,021)	(670,878)	(2,859)
Administrative expenses	(729,204)	(290,494)	(32,676)
Selling expenses	(1,373,202)	(304,448)	(20,626)
Financial expenses, net	(3,902,800)	(50,383)	(930)
Other income (expenses), net	(383,150)	(25,652)	(481)
Total adjusted expenses	(8,697,377)	(1,341,855)	(57,572)

Loss on investment in associates	(4,608)	446	(17)
Adjusted profit before income taxes	1,793,437	150,797	9,786

Income taxes and social contributions	(356,803)	(36,953)	(2,768)
Adjusted net income for the year	1,436,634	113,844	7,018

	2022
	Financial services	Software	Non allocated

Total revenue and income	8,083,548	1,419,841	85,555

Cost of services	(1,987,522)	(670,154)	(12,076)
Administrative expenses	(640,772)	(314,267)	(39,666)
Selling expenses	(1,245,266)	(245,071)	(20,903)
Financial expenses, net	(3,426,148)	(56,176)	(1,067)
Other income (expenses), net	(296,785)	(18,267)	(24,659)
Total adjusted expenses	(7,596,493)	(1,303,935)	(98,371)

Loss on investment in associates	(409)	(1,355)	(1,825)
Adjusted profit (loss) before income taxes	486,646	114,551	(14,641)

Income taxes and social contributions	(124,857)	(49,811)	(1,352)
Adjusted net income (loss) for the year	361,789	64,740	(15,993)

Disclosure of reconciliation of segment adjusted net income loss

	2024	2023	2022

Adjusted net income – Financial services	2,019,974	1,436,634	361,789
Adjusted net income (loss) – Software	178,334	113,844	64,740
Adjusted net income (loss) – Non allocated	1,740	7,018	(15,993)
Segment adjusted net income	2,200,048	1,557,496	410,536

Adjustments from adjusted net income to consolidated net income (loss):
Mark-to-market from the investment in Banco Inter	—	30,574	(853,056)
Amortization of fair value adjustment (a)	(122,798)	(92,399)	(138,601)
Software business goodwill impairment loss (Note 11.4)	(3,558,049)	—	—
Other expenses (b)	(67,887)	78,623	17,810
Tax effect on adjustments	41,636	26,126	36,915
Consolidated net income (loss)	(1,507,050)	1,600,420	(526,396)

(a)Related to acquisitions. Consists of expenses resulting from the changes in the fair value adjustments as a result of the application of the acquisition method.
(b)Consists of the fair value adjustment related to associates call option, earn-out and earn-out interests related to acquisitions, reversal of litigation of Linx and divestment of assets.